Marketable securities and securities investments	12 Months Ended
Mar. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Marketable securities and securities investments
7.	Marketable securities and securities investments

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2016				March 31, 2017
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,136,478	218,863	(6)	1,355,335	1,161,493	182,836	(928)	1,343,401
Japanese local government bonds	60,707	86	(254)	60,539	60,450	144	(63)	60,531
Japanese corporate bonds	132,739	11,472	(230)	143,981	163,785	7,864	(1,846)	169,803
Foreign government bonds	35,896	5,724	(160)	41,460	27,601	359	(918)	27,042
Foreign corporate bonds	415,994	5,738	(3,185)	418,547	396,097	4,168	(719)	399,546
Other	884	0	—	884	15,192	—	(0)	15,192

	1,782,698	241,883	(3,835)	2,020,746	1,824,618	195,371	(4,474)	2,015,515

Equity securities	44,752	70,590	(21)	115,321	55,928	69,937	(377)	125,488

Held-to-maturity securities:
Japanese national government bonds	5,353,080	2,020,621	—	7,373,701	5,661,191	1,520,904	(30,553)	7,151,542
Japanese local government bonds	4,480	522	—	5,002	4,101	449	—	4,550
Japanese corporate bonds	61,811	17,382	—	79,193	230,011	12,346	(22,071)	220,286
Foreign government bonds	42,934	10,631	—	53,565	253,019	5,269	(22,868)	235,420
Foreign corporate bonds	198	24	—	222	198	18	—	216

	5,462,503	2,049,180	—	7,511,683	6,148,520	1,538,986	(75,492)	7,612,014

Total	7,289,953	2,361,653	(3,856)	9,647,750	8,029,066	1,804,294	(80,343)	9,753,017

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2017
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	139,341	135,351	6,972	7,058
Due after one year through five years	411,540	416,016	19,916	20,761
Due after five years through ten years	283,286	318,272	337,696	390,072
Due after ten years	990,451	1,145,876	5,783,936	7,194,123

Total	1,824,618	2,015,515	6,148,520	7,612,014

Proceeds from sales of available-for-sale securities were 217,651 million yen, 315,043 million yen and 75,319 million yen for the fiscal years ended March 31, 2015, 2016 and 2017, respectively. On these sales, gross realized gains were 15,656 million yen, 67,205 million yen and 2,297 million yen and gross realized losses were 32 million yen, 186 million yen and 37 million yen, respectively, for the fiscal years ended March 31, 2015, 2016 and 2017. Included in the gross realized gains of available-for-sale securities is 46,757 million yen from the sale of Olympus shares in the fiscal year ended March 31, 2016.

Marketable securities classified as trading securities, which consist of debt and equity securities held primarily in the Financial Services segment, totaled 799,241 million yen and 921,320 million yen as of March 31, 2016 and 2017, respectively. Sony recorded net unrealized gains of 100,312 million yen, net unrealized losses of 45,841 million yen, and net unrealized gains of 56,593 million yen for the fiscal years ended March 31 2015, 2016 and 2017, respectively. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income.

In the ordinary course of business, Sony maintains long-term investment securities, included in securities investments and other, issued by a number of non-public companies. The aggregate carrying amounts of the investments in non-public companies as of March 31, 2016 and 2017 totaled 71,750 million yen and 61,323 million yen, respectively. Non-public equity investments are primarily valued at cost as fair value is not readily determinable.

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2016 and 2017.

	Yen in millions
	March 31, 2016
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	2,056	(6)	—	—	2,056	(6)
Japanese local government bonds	38,383	(223)	2,929	(31)	41,312	(254)
Japanese corporate bonds	41,206	(201)	3,125	(29)	44,331	(230)
Foreign government bonds	5,882	(147)	1,140	(13)	7,022	(160)
Foreign corporate bonds	127,369	(2,535)	30,919	(650)	158,288	(3,185)

	214,896	(3,112)	38,113	(723)	253,009	(3,835)

Equity securities	166	(10)	10	(11)	176	(21)

Total	215,062	(3,122)	38,123	(734)	253,185	(3,856)

	Yen in millions
	March 31, 2017
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	52,825	(909)	2,018	(19)	54,843	(928)
Japanese local government bonds	3,793	(6)	14,270	(57)	18,063	(63)
Japanese corporate bonds	53,302	(1,761)	20,489	(85)	73,791	(1,846)
Foreign government bonds	10,258	(577)	7,792	(341)	18,050	(918)
Foreign corporate bonds	27,944	(143)	24,662	(576)	52,606	(719)

	148,122	(3,396)	69,231	(1,078)	217,353	(4,474)

Equity securities	11,878	(370)	9	(7)	11,887	(377)

Held-to-maturity securities:
Japanese national government bonds	277,328	(30,553)	—	—	277,328	(30,553)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	146,004	(22,071)	—	—	146,004	(22,071)
Foreign government bonds	196,740	(22,868)	—	—	196,740	(22,868)
Foreign corporate bonds	—	—	—	—	—	—

	620,072	(75,492)	—	—	620,072	(75,492)

Total	780,072	(79,258)	69,240	(1,085)	849,312	(80,343)

For the fiscal years ended March 31, 2015, 2016 and 2017, total realized impairment losses were 949 million yen, 3,566 million yen and 7,566 million yen, respectively.

At March 31, 2017, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.